Document And Entity Information (USD $)	12 Months Ended
Sep. 30, 2011
Document Type	Other
Amendment Flag	false
Document Period End Date	Sep. 30, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Registrant Name	SOUTHWEST IOWA RENEWABLE ENERGY, LLC
Entity Central Index Key	0001424844
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--09-30
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Entity Public Float	$ 52,134,000
Series A [Member]
Entity Common Stock, Shares Outstanding	8,805
Series B [Member]
Entity Common Stock, Shares Outstanding	3,334
Series C [Member]
Entity Common Stock, Shares Outstanding	1,000